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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                   ACCOUNT-13

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-5398-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-13.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-13. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-478-9727 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 22. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 18, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-13

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2004
                                  (UNAUDITED)

Assets:
   Investments at fair value:
      AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
         14,472 shares (cost $186,278) ...............................................................   $  193,920

      American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
         101,142 shares (cost $1,043,479) ............................................................    1,033,669

      American Century VP - Value Fund - Class I (ACVPVal)
         2,580 shares (cost $20,541) .................................................................       20,974

      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         581 shares (cost $16,946) ...................................................................       16,941

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         13,896 shares (cost $477,142) ...............................................................      487,330

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         1,205 shares (cost $27,803) .................................................................       28,275

      Fidelity(R) VIP - Growth Portfolio - Service Class (FidVIPGrS)
         14,397 shares (cost $444,489) ...............................................................      450,773

      Fidelity(R) VIP - Money Market Portfolio - Service Class 2 (FidVIPMMkt2)
         277,517 shares (cost $277,517) ..............................................................      277,517

      Fidelity(R) VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         32,532 shares (cost $504,106) ...............................................................      504,903

      Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FidVIPIGBdS)
         3,583 shares (cost $45,716) .................................................................       45,285

      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2 (FrVIPSmCapV2)
         2,113 shares (cost $27,643) .................................................................       29,163

      Franklin Templeton VIP - Templeton Developing Markets Securites Fund - Class 2 (FrVIPDevMrk2)
         4,344 shares (cost $31,689) .................................................................       30,455

      Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
         35,621 shares (cost $450,184) ...............................................................      449,186

      Franklin Templeton VIP - Templeton Growth Securities Fund - Class 2 (FrVIPGroSec2)
         1,588 shares (cost $18,326) .................................................................       18,369

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         419 shares (cost $10,148) ...................................................................       10,102

      Lord Abbett Series Growth and Income Fund - VC (LAGroInc)
         1,198 shares (cost $29,942) .................................................................       30,435

      Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)
         8,726 shares (cost $155,141) ................................................................      162,470

      MFS(R) VIT - Value Series - Service Class (MFSValS)
         15,035 shares (cost $159,409) ...............................................................      163,282

      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFasc)
         10,480 shares (cost $129,601) ...............................................................      137,181

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         15,341 shares (cost $533,285) ...............................................................      543,210

      Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
         4,401 shares (cost $36,220) .................................................................   $   36,135

      Oppenheimer Main Street Small Cap Fund(R)/VA - Initial Class (OppMSSmCap)
         23,035 shares (cost $309,742) ...............................................................      326,413

      PIMCO VIT - High Yield Portfolio - Administrative Shares (PVITHighY)
         28,878 shares (cost $230,886) ...............................................................      229,000

      PIMCO VIT - Low Duration Portfolio - Administrative Shares (PVITLowDur)
         25,311 shares (cost $260,208) ...............................................................      259,690

      PIMCO VIT - Total Return Portfolio - Administrative Shares (PVITTotRet)
         29,909 shares (cost $309,609) ...............................................................      308,361

      Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)
         19,381 shares (cost $327,573) ...............................................................      338,786

      Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (VKEmMkt)
         393 shares (cost $3,428) ....................................................................        3,438

      Van Kampen UIF - U.S. Real Estate Portfolio - Class I (VKUSRealEst)
         15,777 shares (cost $245,145) ...............................................................      263,474
                                                                                                         ----------
            Total investments ........................................................................    6,398,737
   Accounts receivable ...............................................................................           --
                                                                                                         ----------
            Total assets .............................................................................    6,398,737
Accounts payable .....................................................................................          111
                                                                                                         ----------
Contract owners' equity (note 4) .....................................................................   $6,398,626
                                                                                                         ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      AIMCapDev   AlIntlValA   ACVPInflaPro
                                                     -----------   ---------   ----------   ------------
Investment activity:
   Reinvested dividends ..........................   $    28,423        --            10        9,521
   Mortality and expense risk charges (note 2) ...        (7,048)     (174)         (103)        (959)
                                                     -----------    ------      --------      -------
      Net investment income ......................        21,375      (174)          (93)       8,562
                                                     -----------    ------      --------      -------
   Proceeds from mutual funds shares sold ........     1,111,871     7,892       123,242       72,383
   Cost of mutual fund shares sold ...............    (1,057,577)   (6,377)     (112,624)     (70,147)
                                                     -----------    ------      --------      -------
      Realized gain (loss) on investments ........        54,294     1,515        10,618        2,236
   Change in unrealized gain (loss) on
      investments ................................        (3,860)    3,612        (7,566)     (11,815)
                                                     -----------    ------      --------      -------
      Net gain (loss) on investments .............        50,434     5,127         3,052       (9,579)
                                                     -----------    ------      --------      -------
   Reinvested capital gains ......................         1,832        --             4          227
                                                     -----------    ------      --------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    73,641     4,953         2,963         (790)
                                                     ===========    ======      ========      =======

                                                     ACVPInt   ACVPVal   DryStkIx   DryVIFApp
                                                     -------   -------   --------   ---------
Investment activity:
   Reinvested dividends ..........................       --       --       113            67
   Mortality and expense risk charges (note 2) ...       --      (15)      (20)         (552)
                                                     ------     ----       ---       -------
      Net investment income ......................       --      (15)       93          (485)
                                                     ------     ----       ---       -------
   Proceeds from mutual funds shares sold ........    3,730      343        20        19,744
   Cost of mutual fund shares sold ...............   (3,765)    (355)      (20)      (17,662)
                                                     ------     ----       ---       -------
      Realized gain (loss) on investments ........      (35)     (12)       --         2,082
   Change in unrealized gain (loss) on
      investments ................................       --      433        (5)        1,994
                                                     ------     ----       ---       -------
      Net gain (loss) on investments .............      (35)     421        (5)        4,076
                                                     ------     ----       ---       -------
   Reinvested capital gains ......................       --       --        --            --
                                                     ------     ----       ---       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (35)     406        88         3,591
                                                     ======     ====       ===       =======

                                                     FidVIPEIS   FidVIPGrS   FidVIPMMkt2   FidVIPOvS
                                                     ---------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................     $ --           309          536        2,544
   Mortality and expense risk charges (note 2) ...      (20)         (548)        (290)        (592)
                                                       ----       -------      -------      -------
      Net investment income ......................      (20)         (239)         246        1,952
                                                       ----       -------      -------      -------
   Proceeds from mutual funds shares sold ........       20        55,328       74,855       55,656
   Cost of mutual fund shares sold ...............      (21)      (50,324)     (74,855)     (49,122)
                                                       ----       -------      -------      -------
      Realized gain (loss) on investments ........       (1)        5,004           --        6,534
   Change in unrealized gain (loss) on
      investments ................................      472        (2,073)          --      (11,168)
                                                       ----       -------      -------      -------
      Net gain (loss) on investments .............      471         2,931           --       (4,634)
                                                       ----       -------      -------      -------
   Reinvested capital gains ......................       --            --           --           --
                                                       ----       -------      -------      -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $451         2,692          246       (2,682)
                                                       ====       =======      =======      =======

                                                     FidVIPIGBdS   FrVIPSmCapV2   FrVIPDevMrk2   FrVIPForSec2
                                                     -----------   ------------   ------------   ------------
Investment activity:
   Reinvested dividends ..........................        --             51             582          4,696
   Mortality and expense risk charges (note 2) ...       (43)           (26)            (64)          (324)
                                                        ----          -----         -------         ------
      Net investment income ......................       (43)            25             518          4,372
                                                        ----          -----         -------         ------
   Proceeds from mutual funds shares sold ........        42             26          43,410          9,250
   Cost of mutual fund shares sold ...............       (43)           (25)        (37,690)        (9,324)
                                                        ----          -----         -------         ------
      Realized gain (loss) on investments ........        (1)             1           5,720            (74)
   Change in unrealized gain (loss) on
      investments ................................      (431)         1,521          (4,877)          (998)
                                                        ----          -----         -------         ------
      Net gain (loss) on investments .............      (432)         1,522             843         (1,072)
                                                        ----          -----         -------         ------
   Reinvested capital gains ......................        --             --              --             --
                                                        ----          -----         -------         ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (475)         1,547           1,361          3,300
                                                        ====          =====         =======         ======

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FrVIPGroSec2   JanBal   LAGroInc   LAMidCapV
                                                     ------------   ------   --------   ---------
Investment activity:
   Reinvested dividends ..........................       $215         65        --           --
   Mortality and expense risk charges (note 2) ...        (14)        (6)      (22)        (137)
                                                         ----        ---       ---       ------
      Net investment income ......................        201         59       (22)        (137)
                                                         ----        ---       ---       ------
   Proceeds from mutual funds shares sold ........         13          6        21       10,112
   Cost of mutual fund shares sold ...............        (14)        (6)      (22)      (8,627)
                                                         ----        ---       ---       ------
      Realized gain (loss) on investments ........         (1)        --        (1)       1,485
   Change in unrealized gain (loss) on
      investments ................................         43        (45)      493        5,215
                                                         ----        ---       ---       ------
      Net gain (loss) on investments .............         42        (45)      492        6,700
                                                         ----        ---       ---       ------
   Reinvested capital gains ......................         --         --        --           --
                                                         ----        ---       ---       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       $243         14       470        6,563
                                                         ====        ===       ===       ======

                                                     MFSValS   NBAMTFasc   OppCapAp   OppHighInc
                                                     -------   ---------   --------   ----------
Investment activity:
   Reinvested dividends ..........................      440         --         865         --
   Mortality and expense risk charges (note 2) ...     (172)      (139)       (669)       (28)
                                                     ------     ------     -------       ----
      Net investment income ......................      268       (139)        196        (28)
                                                     ------     ------     -------       ----
   Proceeds from mutual funds shares sold ........    3,512      1,541      79,621         27
   Cost of mutual fund shares sold ...............   (3,077)    (1,339)    (71,630)       (28)
                                                     ------     ------     -------       ----
      Realized gain (loss) on investments ........      435        202       7,991         (1)
   Change in unrealized gain (loss) on
      investments ................................      475      4,899         328        (85)
                                                     ------     ------     -------       ----
      Net gain (loss) on investments .............      910      5,101       8,319        (86)
                                                     ------     ------     -------       ----
   Reinvested capital gains ......................    1,601         --          --         --
                                                     ------     ------     -------       ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    2,779      4,962       8,515       (114)
                                                     ======     ======     =======       ====

                                                     OppMSFund   OppMSSmCap   PVITHighY   PVITLowDur
                                                     ---------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................    $    --          --        4,291         386
   Mortality and expense risk charges (note 2) ...         --        (336)        (250)       (138)
                                                      -------      ------      -------     -------
      Net investment income ......................         --        (336)       4,041         248
                                                      -------      ------      -------     -------
   Proceeds from mutual funds shares sold ........      5,079         925       20,139      14,258
   Cost of mutual fund shares sold ...............     (5,099)       (782)     (19,357)    (14,288)
                                                      -------      ------      -------     -------
      Realized gain (loss) on investments ........        (20)        143          782         (30)
   Change in unrealized gain (loss) on
      investments ................................         --      10,409       (4,408)       (518)
                                                      -------      ------      -------     -------
      Net gain (loss) on investments .............        (20)     10,552       (3,626)       (548)
                                                      -------      ------      -------     -------
   Reinvested capital gains ......................         --          --           --          --
                                                      -------      ------      -------     -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $   (20)     10,216          415        (300)
                                                      =======      ======      =======     =======

                                                     PVITTotRet   PVTIntEq   VKGrInc    VKEmMkt
                                                     ----------   --------   -------   --------
Investment activity:
   Reinvested dividends ..........................       2,049         --      1,683         --
   Mortality and expense risk charges (note 2) ...        (464)        --       (386)      (275)
                                                      --------     ------    -------   --------
      Net investment income ......................       1,585         --      1,297       (275)
                                                      --------     ------    -------   --------
   Proceeds from mutual funds shares sold ........     227,548      2,937     13,188    253,492
   Cost of mutual fund shares sold ...............    (222,526)    (2,972)   (11,376)  (253,091)
                                                      --------     ------    -------   --------
      Realized gain (loss) on investments ........       5,022        (35)     1,812        401
   Change in unrealized gain (loss) on
      investments ................................      (2,167)        --      3,689     (4,438)
                                                      --------     ------    -------   --------
      Net gain (loss) on investments .............       2,855        (35)     5,501     (4,037)
                                                      --------     ------    -------   --------
   Reinvested capital gains ......................          --         --         --         --
                                                      --------     ------    -------   --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       4,440        (35)     6,798     (4,312)
                                                      ========     ======    =======   ========

                                                                     (Continued)

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NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     VKUSRealEst
                                                     -----------
Investment activity:
   Reinvested dividends ..........................    $     --
   Mortality and expense risk charges (note 2) ...        (282)
                                                      --------
      Net investment income ......................        (282)
                                                      --------
   Proceeds from mutual funds shares sold ........      13,511
   Cost of mutual fund shares sold ...............     (10,989)
                                                      --------
      Realized gain (loss) on investments ........       2,522
   Change in unrealized gain (loss) on
      investments .............................      13,151
                                                      --------
      Net gain (loss) on investments .............      15,673
                                                      --------
   Reinvested capital gains ......................          --
                                                      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $ 15,391
                                                      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT - 13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          Total              AIMCapDev          AlIntlValA         ACVPInflaPro
                                                  --------------------   ----------------   -----------------   ------------------
                                                     2004        2003      2004     2003      2004      2003       2004      2003
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
Investment activity:
   Net investment income ......................   $   21,375       792      (174)     (21)       (93)      47       8,562      185
   Realized gain (loss) on investments ........       54,294    (5,167)    1,515    1,075     10,618   (9,647)      2,236       54
   Change in unrealized gain (loss) on
      investments .............................       (3,860)    4,253     3,612       41     (7,566)     275     (11,815)     248
   Reinvested capital gains ...................        1,832        --        --       --          4       --         227       --
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       73,641      (122)    4,953    1,095      2,963   (9,325)       (790)     487
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    4,576,699   176,671   105,833   10,644     38,525   10,612     638,392   15,913
   Transfers between funds ....................           --        --    29,372   (9,386)  (120,492)  (7,217)    242,945    3,088
   Redemptions (note 3) .......................     (243,497)       --    (4,094)      --         --       --     (64,546)      --
   Adjustments to maintain reserves ...........          (23)   10,778       (28)      (9)        14   10,690          31       63
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
         Net equity transactions ..............    4,333,179   187,449   131,083    1,249    (81,953)  14,085     816,822   19,064
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------

Net change in contract owners' equity .........    4,406,820   187,327   136,036    2,344    (78,990)   4,760     816,032   19,551
Contract owners' equity beginning of period ...    1,991,806   124,988    57,861    5,002     78,990    7,495     217,659   17,500
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
Contract owners' equity end of period .........   $6,398,626   312,315   193,897    7,346         --   12,255   1,033,691   37,051
                                                  ==========   =======   =======   ======   ========   ======   =========   ======

CHANGES IN UNITS:
   Beginning units ............................      160,169    12,361     4,212      491      5,292      722      20,698    1,750
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
   Units purchased ............................      438,673    24,848     9,861    1,135      2,487      943      82,969    2,277
   Units redeemed .............................      (87,258)   (8,753)     (665)    (995)    (7,779)    (641)     (6,037)    (485)
                                                  ----------   -------   -------   ------   --------   ------   ---------   ------
   Ending units ...............................      511,584    28,456    13,408      631         --    1,024      97,630    3,542
                                                  ==========   =======   =======   ======   ========   ======   =========   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT - 13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    ACVPInt        ACVPVal         DryEmMkt        DryStkIx
                                                  -----------   -------------   -------------   -------------
                                                  2004   2003    2004    2003   2004    2003     2004    2003
                                                  ----   ----   ------   ----   ----   ------   ------   ----
Investment activity:
   Net investment income ......................   $ --    --       (15)   --     --        (6)      93    --
   Realized gain (loss) on investments ........    (35)   --       (12)   --     --       449       --    --
   Change in unrealized gain (loss) on
      investments .............................     --    --       433    --     --       225       (5)   --
   Reinvested capital gains ...................     --    --        --    --     --        --       --    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (35)   --       406    --     --       668       88    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     35    --    20,897    --     19     5,302   16,853    --
   Transfers between funds ....................     --    --        --    --    (19)   (3,235)      --    --
   Redemptions (note 3) .......................     --    --      (328)   --     --        --       --    --
   Adjustments to maintain reserves ...........     --    --        13    --     --         1       (4)   --
                                                  ----   ---    ------   ---    ---    ------   ------   ---
         Net equity transactions ..............     35    --    20,582    --     --     2,068   16,849    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---

Net change in contract owners' equity .........     --    --    20,988    --     --     2,736   16,937    --
Contract owners' equity beginning of period ...     --    --        --    --     --     3,003       --    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---
Contract owners' equity end of period .........   $ --    --    20,988    --     --     5,739   16,937    --
                                                  ====   ===    ======   ===    ===    ======   ======   ===

CHANGES IN UNITS:
   Beginning units ............................     --    --        --    --     --       287       --    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---
   Units purchased ............................     --    --     1,518    --     --       484    1,286    --
   Units redeemed .............................     --    --       (24)   --     --      (296)      --    --
                                                  ----   ---    ------   ---    ---    ------   ------   ---
   Ending units ...............................     --    --     1,494    --     --       475    1,286    --
                                                  ====   ===    ======   ===    ===    ======   ======   ===

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      DryVIFApp         FidVIPEIS        FidVIPGrS        FidVIPMMkt2
                                                  -----------------   -------------   --------------   -----------------
                                                    2004      2003     2004    2003     2004    2003     2004      2003
                                                  --------   ------   ------   ----   -------   ----   -------   -------
Investment activity:
   Net investment income ......................   $   (485)     (13)     (20)    --      (239)    --       246        20
   Realized gain (loss) on investments ........      2,082      (82)      (1)    --     5,004     --        --        --
   Change in unrealized gain (loss)
      on investments ..........................      1,994      161      472     --    (2,073)    --        --        --
   Reinvested capital gains ...................         --       --       --     --        --     --        --        --
                                                  --------   ------   ------    ---   -------    ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,591       66      451     --     2,692     --       246        20
                                                  --------   ------   ------    ---   -------    ---   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    334,408    3,358   27,824     --   336,314     --   233,054    12,365
   Transfers between funds ....................         40   16,760       --     --   (40,520)    --    16,207   (10,751)
   Redemptions (note 3) .......................    (10,163)      --       --     --    (4,135)    --   (80,028)       --
   Adjustments to maintain reserves ...........         --       (5)       4     --       (22)    --        10        (3)
                                                  --------   ------   ------    ---   -------    ---   -------   -------
         Net equity transactions ..............    324,285   20,113   27,828     --   291,637     --   169,243     1,611
                                                  --------   ------   ------    ---   -------    ---   -------   -------

Net change in contract owners' equity .........    327,876   20,179   28,279     --   294,329     --   169,489     1,631
Contract owners' equity beginning
   of period ..................................    159,453    8,254       --     --   156,431     --   108,017    12,749
                                                  --------   ------   ------    ---   -------    ---   -------   -------
Contract owners' equity end of period .........   $487,329   28,433   28,279     --   450,760     --   277,506    14,380
                                                  ========   ======   ======    ===   =======    ===   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     13,335      833       --     --    12,086     --    10,754     1,274
                                                  --------   ------   ------    ---   -------    ---   -------   -------
   Units purchased ............................     28,014    2,412    2,060     --    26,111     --    24,813     1,238
   Units redeemed .............................     (1,307)    (593)      --     --    (3,813)    --    (7,990)   (1,077)
                                                  --------   ------   ------    ---   -------    ---   -------   -------
   Ending units ...............................     40,042    2,652    2,060     --    34,384     --    27,577     1,435
                                                  ========   ======   ======    ===   =======    ===   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     FidVIPOvS       FidVIPIGBdS     FrVIPSmCapV2    FrVIPDevMrk2
                                                  ---------------   -------------   -------------   --------------
                                                    2004     2003    2004    2003    2004    2003     2004    2003
                                                  --------   ----   ------   ----   ------   ----   -------   ----
Investment activity:
   Net investment income ......................   $  1,952     --      (43)    --       25     --       518     --
   Realized gain (loss) on investments ........      6,534     --       (1)    --        1     --     5,720     --
   Change in unrealized gain (loss)
      on investments ..........................    (11,168)    --     (431)    --    1,521     --    (4,877)    --
   Reinvested capital gains ...................         --     --       --     --       --     --        --     --
                                                  --------    ---   ------    ---   ------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (2,682)    --     (475)    --    1,547     --     1,361     --
                                                  --------    ---   ------    ---   ------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    355,715     --   45,759     --   27,617     --    34,812     --
   Transfers between funds ....................    (31,005)    --       --     --       --     --   (42,336)    --
   Redemptions (note 3) .......................     (6,239)    --       --     --       --     --        --     --
   Adjustments to maintain reserves ...........        (21)    --        2     --        3     --       (13)    --
                                                  --------    ---   ------    ---   ------    ---   -------    ---
      Net equity transactions .................    318,450     --   45,761     --   27,620     --    (7,537)    --
                                                  --------    ---   ------    ---   ------    ---   -------    ---

Net change in contract owners' equity .........    315,768     --   45,286     --   29,167     --    (6,176)    --
Contract owners' equity beginning
   of period ..................................    189,116     --       --     --       --     --    36,612     --
                                                  --------    ---   ------    ---   ------    ---   -------    ---
Contract owners' equity end of period .........   $504,884     --   45,286     --   29,167     --    30,436     --
                                                  ========    ===   ======    ===   ======    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ............................     13,136     --       --     --       --     --     2,343     --
                                                  --------    ---   ------    ---   ------    ---   -------    ---
   Units purchased ............................     26,339     --    4,249     --    1,938     --     2,196     --
   Units redeemed .............................     (4,706)    --       --     --       --     --    (2,605)    --
                                                  --------    ---   ------    ---   ------    ---   -------    ---
   Ending units ...............................     34,769     --    4,249     --    1,938     --     1,934     --
                                                  ========    ===   ======    ===   ======    ===   =======    ===

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    FrVIPForSec2     FrVIPGorSec2       JanBal         JanCapAp
                                                  ---------------   -------------   -------------   --------------
                                                    2004     2003    2004    2003    2004    2003   2004     2003
                                                  --------   ----   ------   ----   ------   ----   ----   -------
Investment activity:
   Net investment income ......................   $  4,372     --      201     --       59     --     --        12
   Realized gain (loss) on investments ........        (74)    --       (1)    --       --     --     --     1,153
   Change in unrealized gain (loss) on
      investments .............................       (998)    --       43     --      (45)    --     --       (50)
   Reinvested capital gains ...................         --     --       --     --       --     --     --        --
                                                  --------    ---   ------    ---   ------    ---    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      3,300     --      243     --       14     --     --     1,115
                                                  --------    ---   ------    ---   ------    ---    ---   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................    242,032     --   18,126     --   10,089     --     52    21,305
   Transfers between funds ....................    207,991     --       --     --       --     --    (52)  (13,385)
   Redemptions (note 3) .......................     (4,137)    --       --     --       --     --     --        --
   Adjustments to maintain reserves ...........          3     --        7     --        2     --     --         3
                                                  --------    ---   ------    ---   ------    ---    ---   -------
         Net equity transactions ..............    445,889     --   18,133     --   10,091     --     --     7,923
                                                  --------    ---   ------    ---   ------    ---    ---   -------

Net change in contract owners' equity .........    449,189     --   18,376     --   10,105     --     --     9,038
Contract owners' equity beginning of period ...         --     --       --     --       --     --     --     9,747
                                                  --------    ---   ------    ---   ------    ---    ---   -------
Contract owners' equity end of period .........   $449,189     --   18,376     --   10,105     --     --    18,785
                                                  ========    ===   ======    ===   ======    ===    ===   =======

CHANGES IN UNITS:
   Beginning units ............................         --     --       --     --       --     --     --     1,014
                                                  --------    ---   ------    ---   ------    ---    ---   -------
   Units purchased ............................     33,125     --    1,327     --      882     --     --     2,486
   Units redeemed .............................       (620)    --       --     --       --     --     --    (1,696)
                                                  --------    ---   ------    ---   ------    ---    ---   -------
   Ending units ...............................     32,505     --    1,327     --      882     --     --     1,804
                                                  ========    ===   ======    ===   ======    ===    ===   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     JanIntGro        LAGroInc         LAMidCapV           MFSValS
                                                  --------------   -------------   ----------------   ----------------
                                                  2004     2003     2004    2003     2004     2003      2004     2003
                                                  ----   -------   ------   ----   -------   ------   -------   ------
Investment activity:
   Net investment income ......................    $--       132      (22)    --      (137)     (12)      268       (2)
   Realized gain (loss) on investments ........     --       341       (1)    --     1,485      (48)      435      214
   Change in unrealized gain (loss) on
      investments .............................     --        --      493     --     5,215       79       475       13
   Reinvested capital gains ...................     --        --       --     --        --       --     1,601       --
                                                   ---   -------   ------    ---   -------   ------   -------   ------
      Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     --       473      470     --     6,563       19     2,779      225
                                                   ---   -------   ------    ---   -------   ------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)
                                                    --    10,613   29,965     --    81,130    3,497   110,357    5,339
   Transfers between funds ....................     --   (18,585)      --     --    32,068   (3,985)    2,467   (1,063)
   Redemptions (note 3) .......................     --        --       --     --        --       --        --       --
   Adjustments to maintain reserves ...........     --         4        5     --         2       (1)       --       (8)
                                                   ---   -------   ------    ---   -------   ------   -------   ------
         Net equity transactions ..............     --    (7,968)  29,970     --   113,200     (489)  112,824    4,268
                                                   ---   -------   ------    ---   -------   ------   -------   ------

Net change in contract owners' equity .........     --    (7,495)  30,440     --   119,763     (470)  115,603    4,493
Contract owners' equity beginning of period ...     --     7,495       --     --    42,696    5,247    47,680    1,503
                                                   ---   -------   ------    ---   -------   ------   -------   ------
Contract owners' equity end of period .........    $--        --   30,440     --   162,459    4,777   163,283    5,996
                                                   ===   =======   ======    ===   =======   ======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................     --       746       --     --     3,281      501     3,779      148
                                                   ---   -------   ------    ---   -------   ------   -------   ------
   Units purchased ............................     --        --    2,219     --     8,781      348     8,931      639
   Units redeemed .............................     --      (746)      --     --      (621)    (418)     (167)    (237)
                                                   ---   -------   ------    ---   -------   ------   -------   ------
   Ending units ...............................     --        --    2,219     --    11,441      431    12,543      550
                                                   ===   =======   ======    ===   =======   ======   =======   ======

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      NBAMTFasc           OppCapAp         OppHighInc     OppMSFund
                                                  -----------------   ----------------   -------------   -----------
                                                    2004      2003      2004     2003     2004    2003   2004   2003
                                                  --------   ------   -------   ------   ------   ----   ----   ----
Investment activity:
   Net investment income ......................   $   (139)      (6)      196       13      (28)    --     --     --
   Realized gain (loss) on investments ........        202      164     7,991       (6)      (1)    --    (20)    --
   Change in unrealized gain (loss)
      on investments ..........................      4,899       (2)      328      684      (85)    --     --     --
   Reinvested capital gains ...................         --       --        --       --       --     --     --     --
                                                  --------   ------   -------   ------   ------    ---   ----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      4,962      156     8,515      691     (114)    --    (20)    --
                                                  --------   ------   -------   ------   ------    ---   ----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     86,482    3,542   413,364   10,536   36,249     --    217     --
   Transfers between funds ....................      5,111   (1,760)  (57,761)  17,515       --     --   (196)    --
   Redemptions (note 3) .......................         --       --   (10,165)      --       --     --     --     --
   Adjustments to maintain reserves ...........        (30)      (7)      (19)      --       (8)    --     (1)    --
                                                  --------   ------   -------   ------   ------    ---   ----    ---
         Net equity transactions ..............     91,563    1,775   345,419   28,051   36,241     --     20     --
                                                  --------   ------   -------   ------   ------    ---   ----    ---

Net change in contract owners' equity .........     96,525    1,931   353,934   28,742   36,127     --     --     --
Contract owners' equity beginning of period ...     40,640    1,754   189,257    8,998       --     --     --     --
                                                  --------   ------   -------   ------   ------    ---   ----    ---
Contract owners' equity end of period .........   $137,165    3,685   543,191   37,740   36,127     --     --     --
                                                  ========   ======   =======   ======   ======    ===   ====    ===

CHANGES IN UNITS:
   Beginning units ............................      3,163      170    14,790      917       --     --     --     --
                                                  --------   ------   -------   ------   ------    ---   ----    ---
   Units purchased ............................      7,182      400    32,326    2,735    2,786     --     15     --
   Units redeemed .............................       (219)    (237)   (5,595)    (220)      --     --    (15)    --
                                                  --------   ------   -------   ------   ------    ---   ----    ---
   Ending units ...............................     10,126      333    41,521    3,432    2,786     --     --     --
                                                  ========   ======   =======   ======   ======    ===   ====    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      OppMSSmCap          PVITHighY        PVITLowDur         PVITTotRet
                                                  -----------------   ----------------   --------------   -----------------
                                                    2004      2003     2004      2003      2004    2003     2004      2003
                                                  --------   ------   -------   ------   -------   ----   --------   ------
Investment activity:
   Net investment income ......................   $   (336)     (16)    4,041      240       248     --      1,585      192
   Realized gain (loss) on investments ........        143      880       782      298       (30)    --      5,022        1
   Change in unrealized gain (loss)
      on investments ..........................     10,409       53    (4,408)     347      (518)    --     (2,167)     243
   Reinvested capital gains ...................         --       --        --       --        --     --         --       --
                                                  --------   ------   -------   ------   -------    ---   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     10,216      917       415      885      (300)    --      4,440      436
                                                  --------   ------   -------   ------   -------    ---   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    209,818    8,866   152,938   10,594   121,958     --    256,079   17,665
   Transfers between funds ....................      6,153   (5,577)   16,364   (3,227)  152,114     --   (156,083)   7,696
   Redemptions (note 3) .......................         (3)      --   (14,026)      --   (14,083)    --    (13,853)      --
   Adjustments to maintain reserves ...........        (11)       4        22       32         5     --         21        5
                                                  --------   ------   -------   ------   -------    ---   --------   ------
         Net equity transactions ..............    215,957    3,293   155,298    7,399   259,994     --     86,164   25,366
                                                  --------   ------   -------   ------   -------    ---   --------   ------

Net change in contract owners' equity .........    226,173    4,210   155,713    8,284   259,694     --     90,604   25,802
Contract owners' equity beginning of period ...    100,212    3,999    73,320    5,249        --     --    217,749   10,995
                                                  --------   ------   -------   ------   -------    ---   --------   ------
Contract owners' equity end of period .........   $326,385    8,209   229,033   13,533   259,694     --    308,353   36,797
                                                  ========   ======   =======   ======   =======    ===   ========   ======

CHANGES IN UNITS:
   Beginning units ............................      6,989      401     5,561      487        --     --     20,255    1,070
                                                  --------   ------   -------   ------   -------    ---   --------   ------
   Units purchased ............................     14,981      969    12,896      870    26,497     --     28,900    2,398
   Units redeemed .............................       (350)    (659)   (1,090)    (261)   (1,357)    --    (20,548)     (32)
                                                  --------   ------   -------   ------   -------    ---   --------   ------
   Ending units ...............................     21,620      711    17,367    1,096    25,140     --     28,607    3,436
                                                  ========   ======   =======   ======   =======    ===   ========   ======

NATIONWIDE VARIABLE ACCOUNT-13
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    PVTIntEq        VKGrInc           VKEmMkt        VKUSRealEst
                                                  ------------  ---------------  ----------------  ---------------
                                                  2004   2003     2004    2003     2004     2003     2004    2003
                                                  ----  ------  -------  ------  --------  ------  -------  ------
Investment activity:
   Net investment income ......................   $ --      --    1,297      58      (275)    (15)    (282)    (16)
   Realized gain (loss) on investments ........    (35)     --    1,812     (25)      401       4    2,522       8
   Change in unrealized gain (loss)
      on investments ..........................     --      --    3,689     596    (4,438)    703   13,151     637
   Reinvested capital gains ...................     --      --       --      --        --      --       --      --
                                                  ----  ------  -------  ------  --------  ------  -------  ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (35)     --    6,798     629    (4,312)    692   15,391     629
                                                  ----  ------  -------  ------  --------  ------  -------  ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    124      --  237,882  10,587   171,959   8,872  181,821   7,061
   Transfers between funds ....................    (88) 29,961   (4,323)    809  (246,823)  2,504  (11,134)   (162)
   Redemptions (note 3) .......................     --      --   (4,354)     --    (9,439)     --   (3,904)     --
   Adjustments to maintain reserves ...........     (1)      3       (3)      4         4      (4)     (10)      6
                                                  ----  ------  -------  ------  --------  ------  -------  ------
         Net equity transactions ..............     35  29,964  229,202  11,400   (84,299) 11,372  166,773   6,905
                                                  ----  ------  -------  ------  --------  ------  -------  ------

Net change in contract owners' equity .........     --  29,964  236,000  12,029   (88,611) 12,064  182,164   7,534
Contract owners' equity beginning of period ...     --      --  102,764   8,000    92,048   3,000   81,301   4,998
                                                  ----  ------  -------  ------  --------  ------  -------  ------
Contract owners' equity end of period .........   $ --  29,964  338,764  20,029     3,437  15,064  263,465  12,532
                                                  ====  ======  =======  ======  ========  ======  =======  ======

CHANGES IN UNITS:
   Beginning units ............................     --      --    7,868     781     6,890     286    5,737     483
                                                  ----  ------  -------  ------  --------  ------  -------  ------
   Units purchased ............................     --   2,838   17,982   1,123    13,193     948   12,809     605
   Units redeemed .............................     --      --     (755)   (128)  (19,817)     (9)  (1,178)    (23)
                                                  ----  ------  -------  ------  --------  ------  -------  ------
   Ending units ...............................     --   2,838   25,095   1,776       266   1,225   17,368   1,065
                                                  ====  ======  =======  ======  ========  ======  =======  ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-13

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                  (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

          The initial deposits for this variable account were made on the last business day of 2002. As such, the Statement of Changes in Contract Owners Equity for 2002 represents the activity for one day.

     (b)  The Contracts

          Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)* AIM VIF - Capital Appreciation Fund - Series I
                     Shares (AIMCapAp)*
                  AIM VIF - Capital Development Fund - Series I
                     Shares (AIMCapDev)

               Portfolios of the AllianceBernstein Variable Products Series
                  Fund, Inc. (Alliance VPSF);
                  Alliance VPSF - AllianceBernstein Growth & Income
                     Portfolio - Class A (AlGrIncA)*
                  Alliance VPSF - AllianceBernstein International Value
                     Portfolio - Class A (AlIntlValA)*
                  Alliance VPSF - AllianceBernstein Real Estate Investment
                     Portfolio - Class A (AlRealEstA)*
                  Alliance VPSF - AllianceBernstein Small Cap Value
                     Portfolio - Class A (AlSmCapVA)*

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth
                     Fund - Class I (ACVPIncGr)*
                  American Century VP - Inflation Protection
                     Fund - Class II (ACVPInflaPro)
                  American Century VP - International Fund - Class I (ACVPInt)* American Century VP - Ultra(R) Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Emerging Markets Portfolio - Initial
                     Shares (DryEmMkt)*
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)*

               Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund - (Dreyfus
                  VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial
                     Shares (DryVIFApp)
                  Dreyfus VIF - Developing Leaders Portfolio - Initial
                     Shares (DryVIFDevLd)*

               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary
                     Shares (FedQualBd)*

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service
                     Class (FidVIPEIS)
                  Fidelity(R) VIP - Growth Portfolio - Service
                     Class (FidVIPGrS)
                  Fidelity(R) VIP - Money Market Portfolio - Service
                     Class 2 (FidVIPMMkt2)
                  Fidelity(R) VIP - Overseas Portfolio - Service
                     Class (FidVIPOvS)

         NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service
                     Class (FidVIPConS)*
                  Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service
                     Class (FidVIPIGBdS)

               Portfolios of the Franklin Templeton Variable Insurance Products
                  Trust (Franklin Templeton VIP);
                  Franklin Templeton VIP - Franklin Rising Dividends Securities
                     Fund - Class 2 (FrVIPSmCapV2) (formerly Franklin Templeton VIP - Small Cap Value Securities Fund)
                  Franklin Templeton VIP - Franklin US Government
                     Fund - Class II (FrVIPUSGov2)*
                  Franklin Templeton VIP - Templeton Developing Markets
                     Securites Fund - Class II (FrVIPDevMrk2)
                  Franklin Templeton VIP - Templeton Foreign Securities
                     Fund - Class 2 (FrVIPForSec2)
                  Franklin Templeton VIP - Templeton Growth Securities
                     Fund - Class II (FrVIPGroSec2)

               Portfolios of the INVESCO Variable Investment Funds, Inc.(INVESCO
                  VIF);
                  INVESCO VIF - Dynamics Fund (InvVDyn)*
                  INVESCO VIF - Small Company Growth Fund (InvVSmCoGro)*

               Portfolios of the Janus Aspen Series (Janus AS);
                  Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service
                     Shares (JanCapAp)*
                  Janus AS - Core Equity Portfolio - Service
                     Shares (JanCorEq)*
                  Janus AS - International Growth Portfolio - Service
                     Shares (JanIntGro)*

               Lord Abbett Series Growth and Income Fund - VC (LAGroInc)

               Lord Abbett Series Mid-Cap Value Fund - VC (LAMidCapV)

               Portfolios of the MFS(R) Variable Insurance Trust(SM)
                  (MFS(R) VIT);
                  MFS(R) VIT - Investors Growth Series - Service
                     Class (MFSInvGrS)*
                  MFS(R) VIT - Value Series - Service Class (MFSValS)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Fasciano Portfolio - S Class
                     Shares (NBAMTFasc)
                  Neuberger Berman AMT - Limited Maturity Bond
                     Portfolio(R) (NBAMTLMat)*
                  Neuberger Berman AMT - Mid Cap Growth
                     Portfolio(R) (NBAMTMCGr)*

               Oppenheimer Capital Appreciation Fund/VA - Initial Class
                  (OppCapAp)

               Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)*

               Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)

               Oppenheimer Main Street(R) Fund/VA - Initial Class (OppMSFund)*

               Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
                  (OppMSSmCap)

               Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);
                  PIMCO VIT - High Yield Portfolio - Administrative
                     Shares (PVITHighY)
                  PIMCO VIT - Low Duration Portfolio - Administrative
                     Shares (PVITLowDur)
                  PIMCO VIT - Total Return Portfolio - Administrative
                     Shares (PVITTotRet)

               Portfolios of the Putnam Variable Trust (Putnam VT);
                  Putnam VT Discovery Growth Fund - IB Shares (PVTDiscGr)*
                     (formerly Putnam VT Voyager Fund - IB Shares)
                  Putnam VT Growth & Income Fund - IB Shares (PVTGrInc)* Putnam VT International Equity Fund - IB Shares (PVTIntEq)*

               Portfolio of the Van Kampen Life Investment Trust (Van Kampen
                  LIT);
                  Van Kampen LIT - Growth & Income Portfolio - Class I (VKGrInc)

               Portfolios of the Van Kampen - The Universal Institutional Funds,
                  Inc.(Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

               *At June 30, 2004, contract owners have not invested in this fund.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS)

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                                            -----------
                                Nationwide Variable Account-13 Options                      BOA Advisor
     --------------------------------------------------------------------------------------------------
     Variable Account Charges - Recurring ...............................................      0.35%
     --------------------------------------------------------------------------------------------------
     Death Benefit Options:
        One-Year Enhanced ...............................................................      0.20%
           If death before annuitization, benefit will be greatest of (i) contract value,
           (ii) purchase payments less surrenders or (iii) highest contract value before
           81st birthday less surrenders.
     --------------------------------------------------------------------------------------------------
     --------------------------------------------------------------------------------------------------
     Maximum Variable Account Charges*                                                         0.55%
     --------------------------------------------------------------------------------------------------

     *When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2004:

                        Total      AIMCapDev   AlIntlValA  ACVPInflaPro    ACVPInt       ACVPVal      DryStkIx      DryVIFApp
                    ------------  ----------  -----------  ------------  -----------  ------------  ------------  ------------
     0.35% .......     $5,084         132          65           680           --            10            20           398
     0.55% .......      1,964          42          38           279           --             5            --           154
                       ------         ---         ---           ---          ---            --           ---           ---
        Totals ...     $7,048         174         103           959           --            15            20           552
                       ======         ===         ===           ===          ===            ==           ===           ===

                      FidVIPEIS    FidVIPGrS  FidVIPMMkt2    FidVIPOvS   FidVIPIGBdS  FrVIPSmCapV2  FrVIPDevMrk2  FrVIPForSec2
                    ------------  ----------  -----------  ------------  -----------  ------------  ------------  ------------
     0.35% .......     $12            395         233           420           37            22            44           251
     0.55% .......       8            153          57           172            6             4            20            73
                       ---            ---         ---           ---           --            --            --           ---
        Totals ...     $20            548         290           592           43            26            64           324
                       ===            ===         ===           ===           ==            ==            ==           ===

                    FrVIPGroSec2    JanBal      LAGroInc     LAMidCapV     MFSValS      NBAMTFasc     OppCapAp     OppHighInc
                    ------------  ----------  -----------  ------------  -----------  ------------  ------------  ------------
     0.35% .......     $ 8              6          14           100          130           102           479            16
     0.55% .......       6             --           8            37           42            37           190            12
                       ---            ---          --           ---          ---           ---           ---            --
        Totals ...     $14              6          22           137          172           139           669            28
                       ===            ===          ==           ===          ===           ===           ===            ==

                      OppMSFund   OppMSSmCap   PVITHighY    PVITLowDur    PVITTotRet    PVTIntEq       VKGrInc       VKEmMkt
                    ------------  ----------  -----------  ------------  -----------  ------------  ------------  ------------
     0.35% .......     $--            254         165           108          308            --           277           193
     0.55% .......      --             82          85            30          156            --           109            82
                       ---            ---         ---           ---          ---           ---           ---           ---
        Totals ...     $--            336         250           138          464            --           386           275
                       ===            ===         ===           ===          ===           ===           ===           ===

                     VKUSRealEst
                    ------------
     0.35% .......      $205
     0.55% .......        77
                        ----
        Totals ...      $282
                        ====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

                                         Contract                                                Investment
                                         Expense                     Unit           Contract       Income          Total
                                          Rate*        Units      Fair Value     Owners' Equity    Ratio**       Return***
                                      -------------   ------   ---------------   -------------   ----------   ---------------
     AIM VIF - Capital Development Fund - Series I Shares
        2004 ......................   0.35% to 0.55%  13,408   $14.47 to 14.42     $  193,897       0.00%     5.25% to 5.14%
        2003 ......................       0.55%          631        11.64               7,346       0.00%          14.28%

     Alliance VPSF - AllianceBernstein International Value Portfolio - Class A
        2003 ......................       0.55%        1,024        11.97              12,255       0.73%          15.28%

     American Century VP - Inflation Protection Fund - Class II
        2004 ......................   0.35% to 0.55%  97,630    10.59 to 10.56      1,033,691       1.52%     0.65% to 0.55%
        2003 ......................       0.55%        3,542        10.46              37,051       0.85%           4.60%

     American Century VP - Value Fund - Class I
        2004 ......................   0.35% to 0.55%   1,494    14.06 to 14.01         20,988       0.00%     6.05% to 5.94%

     Dreyfus IP - Emerging Markets Portfolio - Initial Shares
        2003 ......................       0.55%          475        12.08               5,739       0.09%          15.47%

     Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004 ......................       0.35%        1,286        13.17              16,937       1.33%           3.15%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004 ......................   0.35% to 0.55%  40,042    12.18 to 12.14        487,329       0.02%     1.74% to 1.64%
        2003 ......................       0.55%        2,652        10.72              28,433       0.01%           8.21%

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class
        2004 ......................   0.35% to 0.55%   2,060    13.74 to 13.69         28,279       0.00%     3.23% to 3.12%

     Fidelity(R) VIP - Growth Portfolio - Service Class
        2004 ......................   0.35% to 0.55%  34,384    13.11 to 13.07        450,760       0.10%     1.24% to 1.14%

     Fidelity(R) VIP - Money Market Portfolio - Service Class 2
        2004 ......................   0.35% to 0.55%  27,577    10.07 to 10.03        277,506       0.28%     0.16% to 0.06%
        2003 ......................       0.55%        1,435        10.02              14,380       0.43%           0.14%

     Fidelity(R) VIP - Overseas Portfolio - Service Class
        2004 ......................   0.35% to 0.55%  34,769    14.53 to 14.48        504,884       0.73%     0.82% to 0.72%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class
        2004 ......................   0.35% to 0.55%   4,249    10.66 to 10.63         45,286       0.00%     -0.13% to -0.23%

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class 2
        2004 ......................   0.35% to 0.55%   1,938    15.06 to 15.01         29,167       0.35%     8.93% to 8.82%

     Franklin Templeton VIP - Templeton Developing Markets Securities Fund - Class 2
        2004 ......................   0.35% to 0.55%   1,934    15.74 to 15.69         30,436       1.74%     0.66% to 0.56%

     Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
        2004 ......................   0.35% to 0.55%  32,505    13.82 to 13.78        449,189       2.09%     3.97% to 3.87%

     Franklin Templeton VIP - Templeton Growth Securities Fund - Class 2
        2004 ......................   0.35% to 0.55%   1,327    13.86 to 13.81         18,376       2.34%     4.45% to 4.35%

     Janus AS - Balanced Portfolio - Service Shares
        2004 ......................       0.35%          882        11.46              10,105       1.29%           1.61%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 ......................       0.55%        1,804        10.41              18,785       0.37%           8.33%

     Lord Abbett Series Growth and Income Fund - VC
        2004 ......................   0.35% to 0.55%   2,219    13.73 to 13.68         30,440       0.00%     3.41% to 3.31%

     Lord Abbett Series Mid-Cap Value Fund - VC
        2004 ......................   0.35% to 0.55%  11,441    14.21 to 14.16        162,459       0.00%     9.08% to 8.97%
        2003 ......................       0.55%          431        11.08               4,777       0.00%           5.84%

     MFS(R) VIT - Value Series - Service Class
        2004 ......................   0.35% to 0.55%  12,543    13.02 to 12.98        163,283       0.42%     3.13% to 3.03%
        2003 ......................       0.55%          550        10.90               5,996       0.16%           7.33%

         NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS)

                                         Contract                                                Investment
                                         Expense                     Unit           Contract       Income          Total
                                          Rate*        Units      Fair Value     Owners' Equity    Ratio**       Return***
                                      -------------   ------   ---------------   -------------   ----------   ---------------
     Neuberger Berman AMT - Fasciano Portfolio - S Class
        2004 ......................   0.35% to 0.55%  10,126   $13.55 to 13.51     $  137,165       0.00%     5.38% to 5.28%
        2003 ......................       0.55%          333        11.06               3,685       0.00%           7.27%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004 ......................   0.35% to 0.55%  41,521    13.09 to 13.04        543,191       0.24%     2.19% to 2.09%
        2003 ......................       0.55%        3,432        11.00              37,740       0.17%          12.07%

     Oppenheimer High Income Fund/VA - Initial Class
         2004 .....................   0.35% to 0.55%   2,786    12.98 to 12.94         36,127       0.00%     1.48% to 1.38%

     Oppenheimer Main Street Small Cap Fund(R) /VA - Initial Class
        2004 ......................   0.35% to 0.55%  21,620    15.10 to 15.05        326,385       0.00%     5.25% to 5.14%
        2003 ......................       0.55%          711        11.55               8,209       0.00%          15.79%

     PIMCO VIT - High Yield Portfolio - Administrative Shares
        2004 ......................   0.35% to 0.55%  17,367    13.19 to 13.15        229,033       2.84%     -0.03% to -0.13%
        2003 ......................       0.55%        1,096        12.35              13,533       2.76%          14.57%

     PIMCO VIT - Low Duration Portfolio - Administrative Shares
        2004 ......................   0.35% to 0.55%  25,140    10.33 to 10.30        259,694       0.30%     0.22% to 0.12%

     PIMCO VIT - Total Return Portfolio - Administrative Shares
        2004 ......................   0.35% to 0.55%  28,607    10.78 to 10.75        308,353       0.78%     0.22% to 0.12%
        2003 ......................       0.55%        3,436        10.71              36,797       0.97%           4.22%

     Putnam VT International Equity Fund - IB Shares
        2003 ......................       0.55%        2,838        10.56              29,964       0.00%           5.58%    (a) (b)

     Van Kampen LIT - Growth & Income Portfolio - Class I
        2004 ......................   0.35% to 0.55%  25,095    13.50 to 13.46        338,764       0.76%     3.30% to   3.20%
        2003 ......................       0.55%        1,776        11.28              20,029       0.59%          10.09%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class I
        2004 ......................       0.35%          266        12.92               3,437       0.00%          -3.38%
        2003 ......................       0.55%        1,225        12.30              15,064       0.00%          17.22%

     Van Kampen UIF - U.S. Real Estate Portfolio - Class I
        2004 ......................   0.35% to 0.55%  17,368    15.18 to 15.13        263,465       0.00%     7.00% to 6.90%
        2003 ......................       0.55%        1,065        11.77              12,532       0.00%          13.72%
                                                                                   ----------
        2004 Contract owners' equity ...........................................   $6,398,626
                                                                                   ==========
        2003 Contract owners' equity ...........................................   $  312,315
                                                                                   ==========

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

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